Basis of Presentation	12 Months Ended
Dec. 31, 2020
aug_WeightedAverageSharePriceWarrantsGranted
Basis of Presentation

Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), effective for the year ended December 31, 2020. IFRS comprises IFRSs, International Accounting Standards (“IASs”), and interpretations issued by the IFRS Interpretations Committee (“IFRICs”), and the former Standing Interpretations Committee (“SICs”).

These consolidated financial statements were approved and authorized for issuance by the Board of Directors of the Company on March 31, 2021.

Basis of preparation and consolidation

These consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments that have been measured at fair value (note 21). The presentation currency is the Canadian dollar; all amounts, with the exception of per share amounts, are presented in thousands of Canadian dollars unless otherwise noted.

On October 9, 2020, the Company consolidated the 112,340,434 common shares outstanding as of that date to 75,900,000 common shares. As such, all shares and per share data presented in the Company’s consolidated financial statements have been retroactively adjusted to reflect the share consolidation unless otherwise noted (note 3k).

These consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company (its subsidiaries). Control exists when the Company has power over an investee, exposure or rights to variable returns from its involvement with the investee, and the ability to use its power over the investee to affect the amount of the Company’s returns.

The principal subsidiaries of the Company at December 31, 2020 were as follows:

Subsidiary	Place of incorporation	Functional currency	Beneficial interest
North Country Gold Corp. (“North Country”)	BC, Canada	CAD	100%
Homestake Resource Corporation (“Homestake”)	BC, Canada	CAD	100%
Eastmain Resources Inc. (“Eastmain”)	ON, Canada	CAD	100%
Eastmain Mines Inc. (“Eastmain Mines”) (1)	Canada	CAD	100%
Homestake Royalty Corporation (inactive)	BC, Canada	CAD	100%

(1) Company incorporated federally in Canada.

All intercompany balances and transactions have been eliminated.

Critical accounting judgments and estimates

The preparation of financial statements in conformity with IFRS requires management to select accounting policies and make estimates and judgments that may have a significant impact on the consolidated financial statements. Estimates are continuously evaluated and are based on management’s experience and expectations of future events that are believed to be reasonable under the circumstances. Actual outcomes may differ from these estimates.

Critical accounting judgments exercised in applying accounting policies, apart from those involving estimates, that have the most significant effect on the amounts recognized in these consolidated financial statements are as follows:

a)	Functional currency

The functional currency for each of the Company’s subsidiaries is the currency of the primary economic environment in which the entity operates. The Company has determined that the functional currency of each of its subsidiaries is the Canadian dollar. Determination of functional currency may involve certain judgments to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions that determined the primary economic environment.

b)	Economic recoverability and probability of future economic benefits of mineral property interests

Management has determined that the acquisition of mineral properties and related costs incurred, which have been recognized on the consolidated statement of financial position, are economically recoverable. Management uses several criteria in its assessments of economic recoverability and probability of future economic benefit including geological data, scoping studies, accessible facilities, and existing and future permits.

c)	Indications of impairment of assets

Assessments of impairment indicators are performed at the Cash Generating Unit (“CGU”) level and judgment is involved in assessing whether there is any indication that an asset or a CGU may be impaired. The assessment of the impairment indicators involves the application of a number of significant judgments and estimates to certain variables, including metal price trends, exploration plans for properties, and the results of exploration and evaluation to date.

d)	Income taxes

The provision for income taxes and composition of income tax assets and liabilities require management’s judgment. The application of income tax legislation also requires judgment in order to interpret legislation and to apply those findings to the Company’s transactions.

e)	Business combinations versus asset acquisition

Determination of whether a set of assets acquired and liabilities assumed constitute the acquisition of a business or asset may require the Company to make certain judgements as to whether or not the assets acquired and liabilities assumed include the inputs, substantive processes, and outputs necessary to constitute a business as defined in IFRS 3 – Business combinations. If an acquired set of assets and liabilities includes goodwill, the set is presumed to be a business. Based on an assessment of the relevant facts and circumstances, the Company concluded that the acquisition of Eastmain did not meet the criteria of a business combination; therefore, the transaction was accounted for as an asset acquisition (note 4ii).

Key sources of estimation uncertainty that have significant risk of causing a material adjustment to the carrying amount of assets and liabilities are as follows:

f)	Determination of control of subsidiaries and joint arrangements

Judgement is required to determine when the Company has control of subsidiaries or joint control of joint arrangements. This requires an assessment of the relevant activities of the investee, being those activities that significantly affect the investee's returns (including operating and capital expenditure decision-making, financing of the investee, and the appointment, remuneration, and termination of key management personnel) and when the decisions in relation to those activities are under the control of the Company or require unanimous consent from the investors.

The Company assessed whether the transfer of the Peruvian projects to the Spincos and distribution of all the shares of the Spincos to the Company’s shareholders resulted in a loss of control for the Company at the transaction date which would require the distribution of non-cash assets to be remeasured at fair value. The Company concluded that there was no change of common control because the shareholders retained their existing ownership of the Peruvian projects after the transfer; therefore, the distribution recognized in equity reflects the historical cost of the Peruvian assets.

g)	Reclamation obligations

Management assesses its reclamation obligations annually and when circumstances suggest that a material change to the obligations have occurred. Significant estimates and assumptions are made in determining the provision for site reclamation and closure because there are numerous factors that will affect the ultimate liability that becomes payable. These factors include estimates of the extent, the timing, and the cost of reclamation activities, regulatory change, cost increases, and changes in discount rates. Those uncertainties may result in actual expenditures differing from the amounts currently provided. The provision at the reporting date represents management’s best estimate of the present value of the future reclamation costs required. Changes to estimated future costs are recognized in the consolidated statement of financial position by adjusting the reclamation asset and liability. Key assumptions included in the estimate of the reclamation obligations for the Company’s properties in Québec and Nunavut were as follows:

	Years ended December 31
	2020	2019
Risk-free interest rate	1.21%	1.76%
Annual inflation	2.0%	2.0%

h)	Financial instruments

Financial instruments are assessed upon initial recognition to determine whether they meet the definition of a financial asset, financial liability, or equity instrument depending on the substance of the contractual arrangement. Judgement is required in making this determination as the substance of a transaction may differ from its legal form. Once a determination is made, IFRS requires that financial instruments be measured at fair value on initial recognition. For financial instruments that do not have quoted market prices or observable inputs, judgements are made in determining what are appropriate inputs and assumptions to use in calculating the fair value.

IFRS also requires that an exchange between an existing borrower and lender of debt instruments with substantially different terms, or a substantial modification of the terms of an existing financial liability or a part of it, be treated as an extinguishment of the original financial liability and the recognition of a new financial liability and, as such, judgment is applied in determining whether a modification is substantial.

Upon initial recognition of the bridge loan facility (“Bridge Loan”) and then again on the initial recognition of the amended bridge loan facility (note 12), management used the effective interest rate method to allocate a fair value to the debt component of the loan, with the residual amount allocated to the equity component. Upon completion of the amendment, management performed an assessment of whether the modification was substantial and thus should be treated as an extinguishment of the original financial liability and the recognition of a new financial liability. The assessment determined that the modification was substantial, and upon derecognition of the original loan, a loss of $159 was recognized in the consolidated statement of loss and comprehensive loss for the year ended December 31, 2020.

i)	Share-based compensation

The Company determines the fair value of share options granted using the Black-Scholes option pricing model. This option pricing model requires the development of market-based subjective inputs, including the risk-free interest rate, expected price volatility, and expected life of the option. Changes in these inputs and the underlying assumption used to develop them can materially affect the fair value estimate.

j)	Deferred tax assets and liabilities

Management judgment and estimates are required in assessing whether deferred tax assets and deferred tax liabilities are recognized in the consolidated statements of financial position. Judgments are made as to whether future taxable profits will be available in order to recognize deferred tax assets. Assumptions about the generation of future taxable profits depend on management’s estimates of future cash flows. These depend on estimates of future production and sales volumes, commodity prices, reserves, operating costs, and other capital management transactions. These judgments and assumptions are subject to risk and uncertainty, and changes in circumstances may alter expectations which may impact the amount of deferred tax assets and deferred tax liabilities recognized on the consolidated statement of financial position and the benefit of other tax losses and temporary differences not yet recognized.